Workforce reduction (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges
A summary of the accrued liabilities activity recorded in connection with the November 2022 Reduction and March 2023 Restructuring Plan for the six months ended June 30, 2023 is as follows (in thousands):

	Accrued at December 31, 2022	Charges	Amounts Paid	Accrued at June 30, 2023

Employee severance, benefits, and related costs
November 2022 Reduction	$1,041	$327	$(1,058)	$310
March 2023 Restructuring Plan	$—	$1,782	$(1,218)	$564

Total	$1,041	$2,109	$(2,276)	$874

A summary of the accrued liabilities activity recorded in connection with the November 2022 Reduction for the year ended December 31, 2022 is as follows (in thousands):

	Charges	Amounts Paid	Accrued at December 31, 2022

Employee severance, benefits, and related costs
November 2022 Reduction	$1,407	$366	$1,041

Total	$1,407	$366	$1,041